Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of April 2014
Collection Period Start	1-Apr-14	Distribution Date	15-May-14
Collection Period End	30-Apr-14	30/360 Days	30
Beg. of Interest Period	15-Apr-14	Actual/360 Days	30
End of Interest Period	15-May-14

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		963,859,720.12	867,710,681.24	847,880,163.81	0.8796717
Total Securities		963,859,720.12	867,710,681.24	847,880,163.81	0.8796717
Class A-1 Notes	0.240000%	127,000,000.00	30,850,961.12	11,020,443.69	0.0867751
Class A-2a Notes	0.570000%	140,000,000.00	140,000,000.00	140,000,000.00	1.0000000
Class A-2b Notes	0.422200%	225,000,000.00	225,000,000.00	225,000,000.00	1.0000000
Class A-3 Notes	0.750000%	193,000,000.00	193,000,000.00	193,000,000.00	1.0000000
Class A-4 Notes	0.920000%	115,000,000.00	115,000,000.00	115,000,000.00	1.0000000
Certificates	0.000000%	163,859,720.12	163,859,720.12	163,859,720.12	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	19,830,517.43	6,170.19	156.1458065	0.0485842
Class A-2a Notes	0.00	66,500.00	0.0000000	0.4750000
Class A-2b Notes	0.00	79,162.50	0.0000000	0.3518333
Class A-3 Notes	0.00	120,625.00	0.0000000	0.6250000
Class A-4 Notes	0.00	88,166.67	0.0000000	0.7666667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	19,830,517.43	360,624.36

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				11,420,477.92
Monthly Interest				3,611,718.37
Total Monthly Payments				15,032,196.29

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				477,003.38
Aggregate Sales Proceeds Advance				1,607,688.04
Total Advances				2,084,691.42

Vehicle Disposition Proceeds:
Reallocation Payments				1,951,174.00
Repurchase Payments				0.00
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				7,678,389.71
Excess Wear and Tear and Excess Mileage				7,675.17
Remaining Payoffs				0.00
Net Insurance Proceeds				597,289.81
Residual Value Surplus				34,513.99
Total Collections				27,385,930.39

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	1,601,061.00			104
Involuntary Repossession	114,695.00			5
Voluntary Repossession	235,418.00			12
Full Termination	-			-
Bankruptcy	-			-
Insurance Payoff		588,723.75		27
Customer Payoff			152,883.08	6
Grounding Dealer Payoff			5,654,712.54	250
Dealer Purchase			1,561,110.03	67
Total	1,951,174.00	588,723.75	7,368,705.65	471

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of April 2014

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	41,913	985,811,809.13	7.00000%	867,710,681.24
Total Depreciation Received		(12,838,980.97)		(10,102,501.48)
Principal Amount of Gross Losses	(53)	(1,271,246.86)		(1,130,204.10)
Repurchase / Reallocation	0	-		-
Early Terminations	(79)	(1,565,788.30)		(1,373,770.60)
Scheduled Terminations	(364)	(8,065,257.87)		(7,224,041.25)
Pool Balance - End of Period	41,417	962,070,535.13		847,880,163.81

Remaining Pool Balance
Lease Payment				263,170,698.40
Residual Value				584,709,465.41
Total				847,880,163.81

III. DISTRIBUTIONS

Total Collections					27,385,930.39
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					27,385,930.39

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					464,925.01
3. Reimbursement of Sales Proceeds Advance					1,196,918.72
4. Servicing Fee:
Servicing Fee Due					723,092.23
Servicing Fee Paid					723,092.23
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					2,384,935.96

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					6,170.19

Class A-1 Notes Monthly Interest Paid					6,170.19
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					66,500.00

Class A-2 Notes Monthly Interest Paid					66,500.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					79,162.50

Class A-2 Notes Monthly Interest Paid					79,162.50
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					120,625.00

Class A-3 Notes Monthly Interest Paid					120,625.00
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of April 2014

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	88,166.67

Class A-4 Notes Monthly Interest Paid	88,166.67
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	360,624.36
Total Note and Certificate Monthly Interest Paid	360,624.36
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	24,640,370.07

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	19,830,517.43

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	19,830,517.43
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	4,809,852.64

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of April 2014

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		4,819,298.60
Required Reserve Account Amount		14,457,895.80
Beginning Reserve Account Balance		14,457,895.80
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		14,457,895.80
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		4,809,852.64
Gross Reserve Account Balance		19,267,748.44
Remaining Available Collections Released to Seller		4,809,852.64
Total Ending Reserve Account Balance		14,457,895.80

V. POOL STATISTICS

Weighted Average Remaining Maturity		18.28
Monthly Prepayment Speed		86%
Lifetime Prepayment Speed		64%

	$	units
Recoveries of Defaulted and Casualty Receivables	949,517.23
Securitization Value of Defaulted Receivables and Casualty Receivables	1,130,204.10	53
Aggregate Defaulted and Casualty Gain (Loss)	(180,686.87)
Pool Balance at Beginning of Collection Period	867,710,681.24
Net Loss Ratio	-0.0208%

Cumulative Net Losses for all Periods	0.0705%	679,382.78

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	3,543,874.41	167
61-90 Days Delinquent	784,538.60	41
91-120+ Days Delinquent	304,531.97	13
Total Delinquent Receivables:	4,632,944.98	221
60+ Days Delinquencies as Percentage of Receivables	0.13%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	1,601,061.00	102
Securitization Value	1,711,219.63
Aggregate Residual Gain (Loss)	(110,158.63)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	6,324,081.41	366
Cumulative Securitization Value	7,095,589.83
Cumulative Residual Gain (Loss)	(771,508.42)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		2,697,258.77
Reimbursement of Outstanding Advance		1,196,918.72
Additional Advances for current period		1,607,688.04
Ending Balance of Residual Advance		3,108,028.09

Beginning Balance of Payment Advance		1,248,673.66
Reimbursement of Outstanding Payment Advance		464,925.01
Additional Payment Advances for current period		477,003.38
Ending Balance of Payment Advance		1,260,752.03

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of April 2014

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No